SCHEDULE OF SHORT-TERM DEBT (Details) (Parenthetical) - USD ($)	1 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2020	Feb. 28, 2019	Jan. 31, 2019	Apr. 30, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholder [Member]
Debt Instrument [Line Items]
Proceeds from Short-term Debt				$ 100,000
Interest rate				50.00%
Maturity date, description				six month maturity, was due October 2018
Conversion price per share				$ 0.35
Siemens [Member]
Debt Instrument [Line Items]
Interest rate				0.00%
Debt Instrument, Maturity Date				Dec. 31, 2021
Hua Nan Bank [Member]
Debt Instrument [Line Items]
Interest rate						2.42%	2.61%
Maturity date, description					due December 2021	due June 2021	February - April 2020
Various Shareholders [Member] | Debenture Agreement [Member]
Debt Instrument [Line Items]
Interest rate		10.00%
Maturity date, description		beginning in February 2019 - December 2019, one year maturity, was due February 2020 – December 2020
Conversion price per share		$ 0.35
Various Shareholders One [Member] | Debenture Agreement [Member]
Debt Instrument [Line Items]
Maturity date, description			beginning in January 2020 - December 2020, one year maturity, due January 2021 – December 2021
Conversion price per share			$ 0.35
Various Shareholders One [Member] | Debenture Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate			10.00%
Various Shareholders One [Member] | Debenture Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate			20.00%
Shareholder One [Member]
Debt Instrument [Line Items]
Interest rate	0.00%
Maturity date, description	September 2020